FAIR VALUE MEASUREMENTS (Details) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 JPY (¥)	May 31, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 CNY (¥)
FAIR VALUE MEASUREMENTS
Change in fair value of equity securities	¥ 50,000,000	¥ 102,000,000
Term of puttable bond	2 years			2 years	2 years	2 years				2 years
Unrealized gain on the available-for-sale securities	¥ 19,000,000	10,000,000	¥ 0
Amount of consideration for subscribed trust units	668,083,000
Change in fair value of warrants	0	0	0
Fair value by liability
FAIR VALUE MEASUREMENTS
Change in fair value of warrant liability	0
Amount of consideration for subscribed trust units	668,000,000
Change in fair value of derivative forward contracts
FAIR VALUE MEASUREMENTS
Derivative, notional amount				$ 870	€ 170	¥ 0	$ 560	€ 250	¥ 2,000
Loss/ gain on derivative	¥ 389,000,000	164,000,000
Foreign exchange option
FAIR VALUE MEASUREMENTS
Derivative, notional amount				520	0		65	50			$ 120	€ 0
Derivative sold, notional amount				$ 500	€ 0		$ 50	€ 50			$ 90	€ 0
Remaining maturity of foreign currency derivative	12 months
Loss/ gain on derivative	¥ 74,600,000	4,000,000	¥ 19,000,000
Convertible senior note payable
FAIR VALUE MEASUREMENTS
Loss/ gain on derivative	¥ 31,000,000	¥ 12,000,000
Interest Rate Swap
FAIR VALUE MEASUREMENTS
Derivative, notional amount													¥ 79,000,000